Long-Term Debt (Narrative) (Details)															1 Months Ended	9 Months Ended		12 Months Ended
	May 11, 2023 USD ($)	Apr. 28, 2023	Mar. 29, 2023 USD ($)	Mar. 22, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 27, 2023 USD ($)	Jan. 09, 2023 USD ($)	Sep. 15, 2022 USD ($)	Sep. 09, 2022 USD ($)	Sep. 08, 2022 USD ($)	Sep. 01, 2022 USD ($)	May 20, 2022 USD ($)	Mar. 01, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jul. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2023 USD ($)	Apr. 26, 2023 USD ($)	Mar. 23, 2023 USD ($)	Jan. 24, 2023 USD ($)	Aug. 29, 2022 USD ($)	Jul. 06, 2022 USD ($)
Long-Term Debt [Line Items]
Repayments of long-term debt																$ 875,000,000	$ 2,732,000,000	$ 2,732,000,000	$ 1,290,000,000	$ 1,164,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium																		100.00%
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent																85.00%		85.00%
Estimated fair value of our long-term debt including current maturities																$ 11,558,000,000		$ 10,398,000,000	11,758,000,000
Carrying amount																13,000,000,000		$ 11,228,000,000	$ 10,032,000,000.000
Daily Secured Overnight Financing Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		1.00%
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		0.85%
Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		0.50%
Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		1.00%
Notes 2032 and Notes 2052 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt																		$ 650,000,000
Proceeds from sale of Notes																		$ 1,185,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium																		100.00%
January, 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount																		$ 0
Term Loan Credit Agreement1 [Member]
Long-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 400,000,000
Term Loan Credit Agreement2 [Member]
Long-Term Debt [Line Items]
Debt Instrument, Face Amount														600,000,000
Term Loan Credit Agreement3 [Member]
Long-Term Debt [Line Items]
Debt Instrument, Face Amount														185,000,000
Term Loan Credit Agreement4 [Member]
Long-Term Debt [Line Items]
Debt Instrument, Face Amount														115,000,000
7.00% Fixed Debentures Due September 1, 2022 [Member]
Long-Term Debt [Line Items]
Interest rate																		7.00%	7.00%
Extinguishment of Debt, Amount															$ 482,000,000
4.15% Senior Notes Due June 1, 2032 [Member]
Long-Term Debt [Line Items]
Interest rate																		4.15%
Proceeds from sale of Notes																		$ 395,000,000
4.60% Senior Notes due June 1, 2052 [Member]
Long-Term Debt [Line Items]
Interest rate																		4.60%
Repayments of long-term debt																		$ 255,000,000
Proceeds from sale of Notes																		$ 392,000,000
Term Loan Credit Agreement Maturing July, 2022 [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		0.60%
4.10% Fixed Senior Notes Due June 1, 2022 [Member]
Long-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 400,000,000
Interest rate																		4.10%	4.10%
Spread over variable rate														4.10%				0.575%
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		0.50%
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate																		1.00%
4.55% Senior Notes due September 15, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount										$ 700,000,000
Spread over variable rate										4.55%								4.55%
4.95% Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount								$ 500,000,000
Spread over variable rate								4.95%										4.95%
January 2023 Term Loan Credit Agreement [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt							$ 100,000,000
July 2022 Term Loan Credit Agreement [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt									$ 550,000,000
Aggregate principal amount																		$ 100,000,000							$ 650,000,000	$ 650,000,000
January 2023 Term Loan Credit Agreement 2 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Debt Instrument, Face Amount																								$ 625,000,000
Proceeds from sale of Notes					$ 125,000,000	$ 500,000,000
Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Interest rate																		4.95%	4.95%
Term Loan Credit Agreement dated January 24, 2023 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt	$ 625,000,000
Term Loan Credit Agreement dated March 22, 2023 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 150,000,000
Maximum [Member] | March 2023 Note Purchase Agreement [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio			0.65
Secured Debt [Member]
Long-Term Debt [Line Items]
Aggregate principal amount																$ 12,645,000,000		$ 11,245,000,000	$ 10,127,000,000
Secured Debt [Member] | 3.70% Fixed Senior Notes Due November 15, 2028 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt												$ 650,000,000
Secured Debt [Member] | 7.00% Fixed Debentures Due September 1, 2022 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount																			482,000,000
Secured Debt [Member] | 4.15% Senior Notes Due June 1, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount												$ 400,000,000
Redemption percentage												4.15%
Secured Debt [Member] | 4.60% Senior Notes due June 1, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount												$ 400,000,000
Redemption percentage												4.60%
Secured Debt [Member] | 4.10% Fixed Senior Notes Due June 1, 2022 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount																			$ 400,000,000
Secured Debt [Member] | Senior Notes, Series C, due May 1, 2026 [Member]
Long-Term Debt [Line Items]
Interest rate			5.50%													5.50%		5.50%
Aggregate principal amount			$ 200,000,000													$ 200,000,000
Secured Debt [Member] | Senior Notes, Series D, due May 1, 2031 [Member]
Long-Term Debt [Line Items]
Interest rate			5.34%													5.34%		5.34%				5.34%
Aggregate principal amount			$ 72,000,000													$ 100,000,000						$ 28,000,000
Secured Debt [Member] | Senior Notes, Series E, due May 1, 2036 [Member]
Long-Term Debt [Line Items]
Interest rate			5.45%													5.45%		5.45%				5.45%
Aggregate principal amount			$ 80,000,000													$ 100,000,000						$ 20,000,000
Secured Debt [Member] | Senior Notes due May 15, 2028 [Member]
Long-Term Debt [Line Items]
Interest rate	4.30%															4.30%		4.30%
Aggregate principal amount	$ 600,000,000															$ 600,000,000
Secured Debt [Member] | Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Interest rate	4.95%									4.95%						4.95%		4.95%
Aggregate principal amount	$ 400,000,000									$ 500,000,000						$ 900,000,000		$ 500,000,000
Secured Debt [Member] | Notes 2028 and Notes 2052 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium																100.00%
Proceeds from issuance of long term debt, net																$ 970,000,000
Secured Debt [Member] | AR Facility due April 28, 2026 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt	100,000,000
Aggregate principal amount																500,000,000
Debt service fee percentage		1.00%
Maximum borrowing capacity																500,000,000					$ 500,000,000
Borrowings																$ 500,000,000
Termination, number of days after notice is given																30 days
Extention notice, subject to consent, number of days prior to anniversary																30 days
Extention, subject to consent, increments																1 year
Unsecured Debt [Member]
Long-Term Debt [Line Items]
Term loan																		$ 100,000,000
Unsecured Debt [Member] | Notes 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt											$ 482,000,000
Aggregate principal amount													$ 400,000,000
Redemption percentage													100.00%
Unsecured Debt [Member] | January, 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member]
Long-Term Debt [Line Items]
Term loan														$ 1,300,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement dated July 6, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt							100,000,000
Borrowings							$ 0
Unsecured Debt [Member] | Term Loan Credit Agreement due February 28, 2024 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt	625,000,000
Maximum borrowing capacity																								$ 625,000,000
Borrowings	0				$ 125,000,000	$ 500,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement due February 28, 2024 [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Variable rate plus interest rate adjustment																0.85%
Unsecured Debt [Member] | Term Loan Credit Agreement due April 30, 2024 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt	$ 150,000,000
Maximum borrowing capacity				$ 150,000,000
Borrowings																							$ 150,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement due April 30, 2024 [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate																0.95%